                                                    As filed pursuant to Rule
                                                    497 under the Securities
                                                    Act of 1933 Registration
                                                    No. 333-66114 and
                                                        811-03589


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT

    (PORTION RELATING TO THE WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY)

                 SUPPLEMENT TO THE WM DIVERSIFIED STRATEGIES III
                       PROSPECTUS DATED DECEMBER 30, 2002

Effective March 1, 2003, Anchor National Life Insurance Company will begin doing business under its new name, AIG SunAmerica Life Assurance Company. Please see the first paragraph on page 2 of your prospectus for additional information regarding the name change.

THE FOLLOWING SUPPLEMENTS ANY DISCUSSION PERTAINING TO THE 1-YEAR AND 3-YEAR FIXED ACCOUNT OPTION IN THE PROSPECTUS:

      If your contract was issued on or after February 12, 2003, you may not allocate any Purchase Payments to or transfer into the 1-year and 3-year fixed account options. This restriction may not apply in certain states. In addition, the Principal Advantage Program is not available to you.







Date: February 12, 2003


                Please keep this Supplement with your Prospectus.

                                   Page 1 of 1